Allowance for Loan Losses - Private Education Loan Portfolio Stratified by Key Credit Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 6,563,342		$ 5,507,908
Private Education Loans | Cosigners
Accounts, Notes, Loans and Financing Receivable [Line Items]
Private Education Loans with cosigner	5,898,751	[1]	4,960,412	[1]
Private Education Loans without cosigner	664,591	[1]	547,496	[1]
Private Education Loans with cosigner in percent	90.00%		90.00%
Private Education Loans without cosigner in percent	10.00%		10.00%
Total	6,563,342	[1]	5,507,908	[1]
Total in percent	100.00%		100.00%
Private Education Loans | School Type/FICO Scores
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	6,563,342	[1]	5,507,908	[1]
Total in percent	100.00%		100.00%
Private Education Loans | Seasoning
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	6,563,342	[1],[2]	5,507,908	[1],[2]
Seasoning - based on monthly scheduled payments due from 1-12 payments	1,840,538	[1],[2]	1,676,726	[1],[2]
Seasoning - based on monthly scheduled payments due from 13-24 payments	1,085,393	[1],[2]	1,500,799	[1],[2]
Seasoning - based on monthly scheduled payments due from 25-36 payments	669,685	[1],[2]	540,934	[1],[2]
Seasoning - based on monthly scheduled payments due from 37-48 payments	362,124	[1],[2]	33,100	[1],[2]
Seasoning - based on monthly scheduled payments due from more than 48 payments	30,891	[1],[2]	7,592	[1],[2]
Seasoning - based on monthly scheduled payments due from not yet in repayment	2,574,711	[1],[2]	1,748,757	[1],[2]
Seasoning based on monthly scheduled payments due from 1-12 payments, in percent	28.00%	[2]	30.00%	[2]
Seasoning based on monthly scheduled payments due from 13 - 24 payments, in percent	17.00%	[2]	27.00%	[2]
Seasoning based on monthly scheduled payments due from 25 - 36 payments, in percent	10.00%	[2]	10.00%	[2]
Seasoning based on monthly scheduled payments due from 37 - 48 payments, in percent	6.00%	[2]	1.00%	[2]
Seasoning based on monthly scheduled payments due from more than 48 payments, in percent	0.00%	[2]	0.00%	[2]
Seasoning - based on monthly scheduled payments due from not yet in repayment, in percent	39.00%	[2]	32.00%	[2]
Total in percent	100.00%	[2]	100.00%	[2]
FICO score greater than 670 | Private Education Loans | School Type/FICO Scores
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	461,412	[1]	394,767	[1]
Total in percent	7.00%		7.00%
FICO score 670-709 | Private Education Loans | School Type/FICO Scores
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,364,286	[1]	1,074,885	[1]
Total in percent	21.00%		20.00%
FICO score 710-749 | Private Education Loans | School Type/FICO Scores
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,649,192	[1]	1,362,208	[1]
Total in percent	25.00%		25.00%
FICO score greater than 750 | Private Education Loans | School Type/FICO Scores
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 3,088,452	[1]	$ 2,676,048	[1]
Total in percent	47.00%		48.00%

[1]	Balance represents gross Private Education Loans.
[2]	Number of months in active repayment for which a scheduled payment was due.